Document And Entity Information (USD $)	12 Months Ended
	Dec. 31, 2011	Feb. 28, 2012	Jun. 30, 2011
Document And Entity Information [Abstract]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec 31, 2011
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2011
Entity Registrant Name	FIRST COMMUNITY FINANCIAL CORP
Entity Central Index Key	0000763293
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		1,407,870
Entity Well-known Seasoned Issuer	No
Entity Public Float			$ 26,448,066
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and due from banks	$ 9,129	$ 10,280
Interest-bearing demand deposits	218	264
Federal funds sold	591	10
Cash and Cash Equivalents	9,938	10,554
Time certificates of deposit	198	198
Securities available for sale	73,804	75,627
Securities held to maturity, fair value 2011 $36,639; 2010 $30,976	34,972	31,872
Loans	251,012	238,596
Less: Allowance for loan losses	(3,085)	(2,154)
Less: Deferred loan fees and costs, net	(224)	(211)
Net loans	247,703	236,231
Premises and equipment, net	7,461	5,802
Restricted investment in bank stocks	2,121	2,541
Investment in life insurance	7,399	7,109
Other assets	4,287	4,221
Total Assets	387,883	374,155
LIABILITIES AND SHAREHOLDERS' EQUITY
Non-interest bearing	35,994	31,910
Interest-bearing	294,555	285,939
Total Deposits	330,549	317,849
Short-term borrowings	2,685	4,030
Long-term debt	15,000	16,000
Junior subordinated debt	5,155	5,155
Other liabilities	3,056	2,839
Total Liabilities	356,445	345,873
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY
Preferred stock, without par value; 10,000,000 shares authorized and unissued
Common stock, $5 par value; 10,000,000 shares authorized; Shares issued, 2011 - 1,411,526; 2010 - 1,407,412 Shares outstanding, 2011 - 1,407,870; 2010 - 1,403,761	7,058	7,037
Capital in excess of par value	522	415
Retained earnings	22,652	19,560
Treasury stock, at cost 2011 - 3,656 shares; 2010 - 3,651 shares	(110)	(110)
Accumulated other comprehensive income	1,316	1,380
Total Shareholders' Equity	31,438	28,282
Total Liabilities and Shareholders' Equity	$ 387,883	$ 374,155

Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Consolidated Balance Sheets [Abstract]
Securities held to maturity, fair value	$ 36,639	$ 30,976
Preferred stock, no par value
Preferred stock, authorized and unissued	10,000,000	10,000,000
Common stock, par value	$ 5	$ 5
Common stock, authorized	10,000,000	10,000,000
Common stock, issued	1,411,526	1,407,412
Common stock, outstanding	1,407,870	1,403,761
Treasury stock, shares	3,656	3,651

Consolidated Statements Of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
INTEREST INCOME
Loans, including fees	$ 14,740	$ 14,370
Securities:
Taxable	2,237	2,481
Tax exempt	1,383	1,289
Other	31	41
Total Interest Income	18,391	18,181
INTEREST EXPENSE
Deposits	4,982	5,828
Short-term borrowings	39	52
Long-term debt	793	949
Total Interest Expense	5,814	6,829
Net Interest Income	12,577	11,352
PROVISION FOR LOAN LOSSES	982	336
Net Interest Income after Provision for Loan Losses	11,595	11,016
OTHER INCOME
Service charges on deposits	776	755
Fiduciary activities	525	474
Earnings on investment in life insurance	341	240
ATM and debit card fees	641	638
Investment securities gains from sales	12	182
Realized gains on sales of assets	6	67
Other	762	403
Total Other Income	3,063	2,759
OTHER EXPENSES
Employee compensation and benefits	4,998	4,634
Net occupancy and equipment	1,097	1,126
Professional fees	504	392
Director and advisory boards compensation	353	362
ATM expenses	298	364
Supplies and postage	326	324
FDIC/OCC expense	352	546
Pennsylvania bank shares tax	307	288
Other operating	1,182	1,000
Total Other Expenses	9,417	9,036
Income before Income Taxes	5,241	4,739
PROVISION FOR INCOME TAXES	1,095	1,053
Net Income	$ 4,146	$ 3,686
BASIC EARNINGS PER SHARE	$ 2.95	$ 2.63
DIVIDENDS PER SHARE	$ 0.75	$ 0.675

Consolidated Statements Of Shareholders' Equity (USD $) In Thousands, unless otherwise specified	Common Stock [Member]	Capital In Excess Of Par Value[Member]	Retained Earnings [Member]	Treasury Stock [Member]	Accumulated Other Comprehensive Income [Member]	Total
Balance at Dec. 31, 2009	$ 7,022	$ 350	$ 16,820	$ (110)	$ 1,276	$ 25,358
Comprehensive income:
Net income			3,686			3,686
Change in net unrealized gains on securities available for sale, net of deferred income taxes					104	104
Total comprehensive income						3,790
Issuance of stock in connection with dividend reinvestment plan	15	65				80
Cash dividends			(946)			(946)
Balance at Dec. 31, 2010	7,037	415	19,560	(110)	1,380	28,282
Comprehensive income:
Net income			4,146			4,146
Change in net unrealized gains on securities available for sale, net of deferred income taxes					(64)	(64)
Total comprehensive income						4,082
Issuance of stock in connection with dividend reinvestment plan	21	107				128
Cash dividends			(1,054)			(1,054)
Balance at Dec. 31, 2011	$ 7,058	$ 522	$ 22,652	$ (110)	$ 1,316	$ 31,438

Consolidated Statements Of Shareholders' Equity (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements Of Shareholders' Equity [Abstract]
Issuance of stock in connection with dividend reinvestment plan, shares	4,109	3,065
Cash dividends, per share	$ 0.75	$ 0.675

Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 4,146	$ 3,686
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation of premises and equipment	432	479
Amortization of intangible assets	14	17
Net amortization (accretion) of investment securities	174	335
Earnings on investment in life insurance	(341)	(240)
Realized gains on securities	(12)	(182)
Realized gains on sales of assets	(6)	(67)
Provision for loan losses	982	336
Deferred income taxes	(222)	237
Decrease in accrued interest receivable and other assets	478	146
Increase in accrued interest payable and other liabilities	217	487
Net Cash Provided by Operating Activities	5,862	5,234
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from maturities, calls and principal repayments	19,234	31,619
Proceeds from sales	213	3,614
Purchases	(18,300)	(29,872)
Securities held to maturity:
Proceeds from maturities, calls and principal repayments	1,960	3,716
Purchases	(4,640)	(4,924)
Net increase in loans	(12,703)	(19,991)
Decrease in time certificates of deposit		198
Purchases of premises and equipment	(2,091)	(106)
Proceeds from sale of foreclosed real estate		80
Purchase of life insurance		(1,809)
Net (purchases) dispositions of restricted investment in bank stocks	420	120
Net Cash Used in Investing Activities	(15,907)	(17,355)
CASH FLOWS FROM FINANCING ACTIVITIES
Net increase in deposits	12,700	21,390
Net decrease in short-term borrowings	(1,345)	(482)
Proceeds from long-term debt
Repayment of long-term debt	(1,000)	(6,000)
Proceeds from issuance of common stock	128	80
Acquisition of treasury stock
Cash dividends paid	(1,054)	(946)
Net Cash Provided by Financing Activities	9,429	14,042
Net Increase (decrease) in Cash and Cash Equivalents	(616)	1,921
CASH AND CASH EQUIVALENTS-BEGINNING	10,554	8,633
CASH AND CASH EQUIVALENTS-ENDING	9,938	10,554
SUPPLEMENTARY CASH FLOWS INFORMATION
Interest paid	5,845	6,943
Income taxes paid	1,389	809
Non-cash investing activities
Transfers from loans to foreclosed real estate	$ 249	$ 24

Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Significant Accounting Policies [Abstract]
Significant Accounting Policies

NOTE 1—SIGNIFICANT ACCOUNTING POLICIES

First Community Financial Corporation (the Corporation) through its wholly-owned subsidiary, The First National Bank of Mifflintown (the Bank), provides loan, deposit, trust and other related financial services through eleven full service banking offices in Juniata and Perry Counties of Pennsylvania. The Corporation's other subsidiary, First Community Financial Capital Trust I (the Trust), was established during December 2003 for the purpose of issuing $5,000,000 of trust preferred securities. The Corporation is subject to regulation and supervision by the Federal Reserve Board and the Bank is subject to regulation and supervision by the Office of the Comptroller of the Currency.

Principles of Consolidation

The consolidated financial statements include the accounts of the Corporation, and its wholly-owned subsidiaries, the Bank and the Trust. In consolidation, significant intercompany accounts and transactions between the Bank and the Corporation have been eliminated. The Trust qualifies as a variable interest entity and is accounted for under the provisions of GAAP. The subordinated debt of the Trust is reflected as a liability of the Corporation.

Subsequent Events

The Corporation has evaluated events and transactions occurring subsequent to the balance sheet date of December 31, 2011, for items that should potentially be recognized or disclosed in these financial statements. The evaluation was conducted through the date these financial statements were issued.

Basis of Accounting

The Corporation uses the accrual basis of accounting.

Estimates

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the balance sheet dates, and the reported amounts of income and expenses for the years then ended. Actual results could differ from those estimates. The material estimates that are particularly susceptible to significant change in the near term are the determination of the allowance for loan losses, the evaluation of other-than-temporary impairment of securities, foreclosed real estate and deferred tax assets.

Trust Assets

Assets held by the Trust Department in an agency or fiduciary capacity for its customers are excluded from the consolidated financial statements since they do not constitute assets of the Corporation. The market value of assets held by the Trust Department amounted to $101,875,000 and $108,223,000 at December 31, 2011 and 2010, respectively. Income from fiduciary activities is recognized on the accrual method.

Significant Group Concentrations of Credit Risk

Most of the Corporation's activities are with customers located within the Central Pennsylvania region. Note 3 discusses the types of securities that the Corporation invests in. Note 4 discusses the types of lending that the Corporation engages in. The Corporation does not have any significant concentrations in any one industry or customer.

Cash and Cash Equivalents

Cash and cash equivalents includes cash and due from banks, interest bearing demand deposits, federal funds sold and investments with an original maturity of 90 days or less. Federal funds are typically purchased and sold for one day periods. At times, the Corporation may have due from bank balances with its correspondent banks that exceed the federally insured limits.

Securities

Management determines the appropriate classification of debt securities at the time of purchase and re-evaluates such designation as of each balance sheet date. Securities available for sale are those securities that the Corporation intends to hold for an indefinite period of time, but not necessarily to maturity. Any decision to sell an available for sale security would be based on various factors. These securities are stated at fair value. Unrealized gains (losses) are reported as changes in other comprehensive income, a component of shareholders' equity, net of the related deferred tax effect. Premiums and discounts are recognized as interest income over the estimated lives of the securities, using the interest method. Securities held to maturity are those securities that the Corporation has the intent and ability to hold to maturity. These securities are stated at cost adjusted for amortization of premiums and accretion of discounts, which is recognized as interest income over their estimated lives, using the interest method. Gains and losses on the sale of securities are recorded on the trade date and are determined using the specific identification method.

Management evaluates securities for other-than-temporary impairment at least on a quarterly basis, and more frequently when economic or market concerns warrant such evaluation. Consideration is given to (1) the length of time and the extent to which the fair value has been less than cost, (2) the financial condition and near-term prospects of the issuer, and (3) for equity securities, the intent and ability of the Corporation to retain its investment in the issuer for a period of time sufficient to allow for any anticipated recovery in fair value.

Other than temporary impairment (OTTI) loss is recognized in earnings through the income statement in the period in which OTTI loss is taken, except for the non-credit component of OTTI losses on debt securities, which are recognized in other comprehensive income.

Time Certificates of Deposit

Time certificates of deposit are carried at cost, which approximates fair value.

Loans

The Bank grants commercial, residential and consumer loans to customers primarily within Juniata and Perry Counties of Pennsylvania and the surrounding area. A large portion of the loan portfolio is secured by real estate. Although the Bank has a diversified loan portfolio, its debtors' ability to honor their contracts is influenced by the region's economy.

Loans that management has the intent and ability to hold for the foreseeable future or until maturity or payoff are stated at their outstanding unpaid principal balances, net of an allowance for loan losses and any deferred fees or costs. Interest income is accrued on the unpaid principal balance. Loan origination fees, net of related costs, are deferred and recognized as an adjustment of the yield (interest income) of the related loans. The Corporation is generally amortizing these amounts over the contractual life of the loan.

The accrual of interest is generally discontinued when the contractual payment of principal or interest has become 90 to 120 days past due or management has serious doubts about further collectability of principal or interest, even though the loan is currently performing. A loan may remain on accrual status if it is in the process of collection and is either guaranteed or well secured. When a loan is placed on non-accrual status, unpaid interest credited to income in the current year is reversed and unpaid interest accrued in prior years is charged against the allowance for loan losses. Interest received on non-accrual loans generally is either applied against principal or reported as interest income, according to management's judgment as to the collectability of principal. Generally, loans are restored to accrual status when the obligation is brought current, has performed in accordance with the contractual terms for a reasonable period of time and the ultimate collectability of the total contractual principal and interest is no longer in doubt.

Allowance for Loan Losses

The allowance for loan losses is established through provisions for loan losses charged against income. Loans deemed to be uncollectible are charged against the allowance for loan losses, and subsequent recoveries, if any, are credited to the allowance.

The allowance for loan losses is maintained at a level considered adequate to provide for losses that can be reasonably anticipated. Management's periodic evaluation of the adequacy of the allowance is based on the Corporation's past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower's ability to repay, the estimated value of any underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. This evaluation is inherently subjective as it requires material estimates that may be susceptible to significant change, including the amounts and timing of future cash flows expected to be received on impaired loans.

Loans are risk rated by a universal bank grading system, (1-9), endorsed by federal agencies. Level 1 is a loan with minimal risk, 2 – moderate risk, 3 – average risk, 4 – acceptable risk, 5 – marginally acceptable risk (grades 1—5 are considered pass loans), 6 – Other Assets Especially Mentioned, (potential weaknesses identified), 7 – Substandard (well defined weaknesses), 8 – Doubtful, (unlikely to be paid in full), 9 – Loss, (will not be paid in full).

A formal review by an independent third-party is conducted semi-annually. Quarterly, all criticized and classified loans are reviewed by management.

The allowance consists of specific and general components. There have been no significant changes in management's methodology for evaluating the allowance from loan losses from prior periods. The specific component relates to loans that are classified as impaired. For such loans, an allowance is established when the discounted cash flows (or collateral value or observable market price) of the impaired loan is lower than the carrying value for that loan. The general component covers non-classified loans and is based on historical loss experience adjusted for qualitative factors. Individual portfolio segments are evaluated on a rolling quarterly basis that values internal and external qualitative factors including: historical losses; trends in loan volume and mix, past due loans, watch and criticized loans and economic factors; and changes in lending personnel, underwriting processes, underlying collateral and loan policies.

Loans classified special mention and below are reviewed for possible impairment. A commercial loan is considered impaired when, based on current information and events, it is probable that the Corporation will be unable to collect the scheduled payments of principal or interest when due according to the contractual terms of the loan agreement. Factors considered by management in determining impairment include payment status, collateral value and the probability of collecting scheduled principal and interest payments when due. Loans that experience insignificant payment delays and payment shortfalls generally are not classified as impaired. Management determines the significance of payment delays and payment shortfalls on a case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length of the delay, the reasons for the delay, the borrower's prior payment record and the amount of the shortfall in relation to the principal and interest owed. Impairment is measured on a loan by loan basis for commercial, financial and agricultural loans by either the present value of expected future cash flows discounted at the loan's effective interest rate, the loan's obtainable market price or the fair value of the collateral if the loan is collateral dependent.

A Troubled Debt Restructuring, (TDR), identification process has been established to determine whether a debtor is experiencing financial difficulty and, if so, whether the Bank has granted a concession to the borrower by modifying their loan. Then, mitigating factors are evaluated to determine a final conclusion as to whether the loan is a restructured troubled debt.

Large groups of smaller balance homogeneous loans are collectively evaluated for impairment. Accordingly, the Corporation does not separately identify individual installment and residential loans for impairment disclosures unless such loans are the subject of a restructuring agreement.

In April 2011, the FASB issued ASU 2011-02, A Creditor's Determination of Whether a Restructuring is a Troubled Debt Restructuring. This guidance clarifies which loan modifications constitute troubled debt restructurings and is intended to assist creditors in determining whether a modification of the terms of a receivable meets the criteria to be considered a troubled debt restructuring, both for the purpose of recording an impairment charge and for disclosure of troubled debt restructurings. In evaluating whether a restructuring constitutes a troubled debt restructuring, a creditor must separately conclude, under the guidance clarified by ASU 2011-02, that both of the following exist: (a) the restructuring constitutes a concession; and (b) the debtor is experiencing financial difficulties. The adoption of the provisions of ASU 2011-02 is effective for the first interim or annual period beginning on or after June 15, 2011. In accordance with ASU 2011-02, the Corporation adopted the provisions of ASU 2011-02 in the quarter ending September 30, 2011. The amendments in ASU No. 2011-02 require retrospective application to January 1, 2011 of the impairment measurement guidance in FASB ASC 310-10-35 for those receivables newly identified as impaired. As a result of adoption of ASU 2011-02, the Corporation did not identify any newly considered impaired loans that had previously been collectively evaluated for impairment consistent with the guidance in FASB ASC 450-20.

Restricted Investment in Bank Stocks

Restricted investment in bank stocks represents required investments in the common stock of correspondent banks, consisting of the Federal Reserve Bank of Philadelphia in the amount of $258,500, Atlantic Central Bankers Bank in the amount of $20,000, and the Federal Home Loan Bank (FHLB) of Pittsburgh in the amount of $1,843,000. No readily available market exists for these stocks. These restricted investments are carried at cost. In December 2008, the FHLB of Pittsburgh notified member banks that it was suspending dividend payments and the repurchase of capital stock. In 2010, the FHLB of Pittsburgh began repurchasing excess stock held at member institutions.

Management evaluates the restricted stock for impairment in accordance with FASB ASC Topic 942, Financial Services – Depository and Lending. Management's determination of whether these investments are impaired is based on their assessment of the ultimate recoverability of their cost rather than by recognizing temporary declines in value. The determination of whether a decline affects the ultimate recoverability of their cost is influenced by criteria such as (1) the significance of the decline in net assets of the FHLB as compared to the capital stock amount for the FHLB and the length of time this situation has persisted, (2) commitments by the FHLB to make payments required by law or regulation and the level of such payments in relation to the operating performance of the FHLB, and (3) the impact of legislative and regulatory changes on institutions and, accordingly, on the customer base of the FHLB.

Management believes no impairment charge is necessary related to its restricted stock as of December 31, 2011.

Premises and Equipment

Land is carried at cost. Premises and equipment are stated at cost less accumulated depreciation computed on the straight-line method over the estimated useful lives of the assets. Leasehold improvements are depreciated over the shorter of the estimated useful lives or the lease terms. Maintenance and repairs are expensed when incurred and expenditures for significant improvements are capitalized.

Foreclosed Real Estate

Foreclosed real estate includes assets acquired through foreclosure and loans identified as in-substance foreclosures. A loan is classified as in-substance foreclosure when the Corporation has taken possession of the collateral regardless of whether formal foreclosure proceedings have taken place. Foreclosed real estate is initially valued at its estimated fair market value, net of selling costs, at the time of foreclosure, establishing the property's new basis. Subsequent to foreclosure, valuations are periodically performed by management and the foreclosed assets are carried at the lower of carrying amount or fair value less cost to sell. Gains on the sale of foreclosed real estate are included in other income, while losses and writedowns resulting from periodic revaluations are included in other expenses. Foreclosed real estate, which is included in other assets, amounted to $358,000 at December 31, 2011 and $133,000 in 2010.

Transfers of Financial Assets

Transfers of financial assets are accounted for as sales, when control over the assets has been surrendered. Control over transferred assets is deemed to be surrendered when (1) the assets have been isolated from the Corporation, (2) the transferee obtains the right (free of conditions that constrain it from taking advantage of that right) to pledge or exchange the transferred assets, and (3) the Corporation does not maintain effective control over the transferred assets through an agreement to repurchase them before their maturity.

Advertising Costs

The Corporation charges the costs of advertising to expense as incurred. Advertising expense was $115,000 and $107,000 for the years ended December 31, 2011 and 2010, respectively.

Income Taxes

Deferred income taxes are provided on the liability method whereby deferred tax assets are recognized for deductible temporary differences and deferred tax liabilities are recognized for taxable temporary differences. Temporary differences are the differences between the reported amounts of assets and liabilities and their tax basis. Deferred tax assets are reduced by a valuation allowance, when in the opinion of management, it is more likely than not that some portion or all the deferred tax assets will not be realized. Deferred tax assets and liabilities are adjusted through the provision for income taxes for the effects of changes in tax laws and rates on the date of enactment.

Earnings per Share

The Corporation has a simple capital structure. Basic earnings per share represents net income divided by the weighted average number of common shares outstanding during the period. The weighted average number of common shares outstanding was 1,405,302 and 1,401,885 for the years ended 2011 and 2010.

Segment Reporting

Management does not separately allocate expenses, including the cost of funding loan demand, between the commercial, retail, trust and other operations of the Corporation. As such, discrete financial information is not available and segment reporting would not be meaningful.

Comprehensive Income

Accounting principles generally accepted in the United States of America generally require that recognized revenue, expenses, gains and losses be included in net income. Changes in certain assets and liabilities, such as unrealized gains (losses) on securities available for sale, are reported as a separate component of the equity section of the balance sheet. Such items, along with net income, are components of comprehensive income.

The components of other comprehensive income and the related tax effects are as follows:

	Years Ended December 31,
	2011	2010
	(In Thousands)
Unrealized holding gains (losses) on available for sale securities	$(82)	$346
Reclassification adjustment for gains realized in net income	(12)	(182)

Net Unrealized Gains (Losses)	(94)	164

Tax effect	30	(60)

Net of Tax Amount	$(64)	$104

Loans Serviced

The Bank administers secondary market mortgage programs available through the Federal Home Loan Bank of Pittsburgh and offers residential mortgage products and services to customers. The Bank originates single-family residential mortgage loans for immediate sale in the secondary market, and retains the servicing of those loans. At December 31, 2011 and 2010, the balance of loans serviced for others was $30,687,000 and $22,353,000 respectively. The estimated fair value of mortgage servicing rights (MSRs) related to loans sold and serviced by the Corporation is recorded as an asset upon sale of such loans. MSRs are amortized as a reduction to servicing income over the estimated lives of the underlying loans. MSRs are evaluated periodically for impairment, by comparing the carrying amount to the estimated fair value.

Off Balance Sheet Financial Instruments

In the ordinary course of business, the Corporation has entered into off balance sheet financial instruments consisting of commitments to extend credit and standby letters of credit. Such financial instruments are recorded in the financial statements when they become payable.

Fair Value Measurements

Fair values of financial instruments are estimated using relevant information and assumptions, as more fully disclosed in Note 13. Fair value estimates involve uncertainties and matters of significant judgment. Changes in assumptions or in market conditions would significantly affect the estimates.

Reclassifications

Certain reclassifications have been made to prior period balances to conform to the current year presentation.

New and Recently Adopted Accounting Pronouncements

In January 2010, the FASB issued ASU 2010-06, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements. ASU 2010-06 amends Subtopic 820-10 to clarify existing disclosures, require new disclosures, and includes conforming amendments to guidance on employers' disclosures about postretirement benefit plan assets. ASU 2010-06 was effective for interim and annual periods beginning after December 15, 2009, except for disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements. Those disclosures were effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. The adoption of the new guidance did not have a material impact on the Company's consolidated financial statements.

In July 2010, the FASB issued ASU 2010-20, Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses. The new disclosure guidance significantly expanded the existing requirements leading to greater transparency into the company's exposure to credit losses from lending arrangements. The extensive new disclosures of information as of the end of a reporting period was effective for annual reporting periods ending on or after December 15, 2010 and has been presented in Note 4 to the Consolidated Financial Statements. Specific disclosures regarding activity that occurred before the issuance of the ASU, such as the allowance roll forward and modification disclosures was required to be adopted for periods beginning on or after December 15, 2010, and has also incorporated in Note 4.

In December 2010, the FASB issued ASU 2010-28, Intangibles—Goodwill and Other (Topic 350), When to Perform Step 2 of the Goodwill Impairment Test for Reporting Units with Zero or Negative Carrying Amounts. ASU 2010-28 affects all entities that have recognized goodwill and have one or more reporting units whose carrying amount for purposes of performing Step 1 of the goodwill impairment test is zero or negative. ASU 2010-28 modifies Step 1 so that for those reporting units, an entity is required to perform Step 2 of the goodwill impairment test if it is more likely than not that a goodwill impairment exists. In determining whether it is more likely than not that goodwill impairment exists, an entity should consider whether there are any adverse qualitative factors indicating that impairment may exist. The qualitative factors are consistent with existing guidance, which requires that goodwill of a reporting unit be tested for impairment between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying amount. This guidance was effective for the Company for fiscal years, and interim periods within those years, beginning after December 15, 2010. Adoption of ASU 2010-28 did not have a material impact on the Company's consolidated financial statements.

In April 2011, the FASB issued ASU 2011-2, A Creditor's Determination of Whether a Restructuring is a Troubled Debt Restructuring. This guidance clarifies which loan modifications constitute troubled debt restructurings and is intended to assist creditors in determining whether a modification of the terms of a receivable meets the criteria to be considered a troubled debt restructuring, both for the purpose of recording an impairment charge and for disclosure of troubled debt restructurings. In evaluating whether a restructuring constitutes a troubled debt restructuring, a creditor must separately conclude, under the guidance clarified by ASU 2011-2, that both of the following exist: (a) the restructuring constitutes a concession; and (b) the debtor is experiencing financial difficulties. As allowed by the guidance, the Company adopted the provisions of ASU 2011-2 in the year ending December 31, 2011. See presentation of the disclosure in Note 4 to the Consolidated Financial Statements.

In April 2011, the FASB issued ASU 2011-03, Transfers and Servicing (Topic 860) – Reconsideration of Effective Control for Repurchase Agreements. The amendments in this ASU remove from the assessment of effective control (1) the criterion requiring the transferor to have the ability to repurchase or redeem the financial assets on substantially the agreed terms, even in the event of default by the transferee and (2) the collateral maintenance implementation guidance related to that criterion. The amendments in this ASU are effective for the first interim or annual period beginning on or after December 15, 2011. The guidance should be applied prospectively to transactions or modifications of existing transactions that occur on or after the effective date. Early adoption is not permitted. The Company is currently assessing the impact that ASU 2011-03 will have on its consolidated financial statements.

In May 2011, the FASB issued ASU 2011-04, Fair Value Measurement (Topic 820) – Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. This ASU is the result of joint efforts by the FASB and IASB to develop a single, converged fair value framework on how (not when) to measure fair value and what disclosures to provide about fair value measurements. The ASU is largely consistent with existing fair value measurement principles in U.S. GAAP (Topic 820), with many of the amendments made to eliminate unnecessary wording differences between U.S. GAAP and IFRSs. The amendments are effective for public companies during the interim and annual periods beginning after December 15, 2011 with prospective application. For nonpublic entities, the amendments are effective for annual periods beginning after December 15, 2011. Early application is not permitted. The Company is currently assessing the impact that ASU 2011-04 will have on its consolidated financial statements.

In June 2011, the FASB issued ASU 2011-05, Comprehensive Income (Topic 220) – Presentation of Comprehensive Income. The objective of this ASU is to improve the comparability, consistency and transparency of financial reporting and to increase the prominence of items reported in other comprehensive income by eliminating the option to present components of other comprehensive income as part of the statement of changes in stockholders' equity. The amendments require that all non-owner changes in stockholders' equity be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The single statement of comprehensive income should include the components of net income, a total for net income, the components of other comprehensive income, a total for other comprehensive income, and a total for comprehensive income. In the two-statement approach, the first statement should present total net income and its components followed consecutively by a second statement that should present all the components of other comprehensive income, a total for other comprehensive income, and a total for comprehensive income. The amendments do not change the items that must be reported in other comprehensive income, the option for an entity to present components of other comprehensive income either net of related tax effects or before related tax effects, or the calculation or reporting of earnings per share. The amendments in this ASU should be applied retrospectively. For public companies, the amendments are effective for fiscal years and interim periods within those years beginning after December 15, 2011. For non-public companies, the amendments are effective for fiscal years and interim periods within those years ending after December 15, 2012. Early adoption is permitted because compliance with the amendments is already permitted. The amendments do not require transition disclosures. The Company is currently assessing the impact that ASU 2011-05 will have on its consolidated financial statements.

In December 2011, the FASB issued ASU 2011-12, Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05, which defers certain provisions of ASU 2011-05, Presentation of Comprehensive Income. One of ASU 2011-05's provisions requires entities to present reclassification adjustments out of accumulated other comprehensive income by component in both the statement in which net income is presented and the statement in which other comprehensive income is presented (for both interim and annual financial statements). Accordingly, this requirement is indefinitely deferred by ASU 2011-12 and will be further deliberated by the FASB at a future date. ASUs 2011-05 and 2011-12 are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011, and should be applied retrospectively for all periods presented in the financial statements. The Company has not yet decided which statement format it will adopt.

In September 2011, the FASB issued ASU 2011-08, Intangibles – Goodwill and Other (Topic 350) – Testing Goodwill for Impairment. ASU 2011-08 allows companies to assess qualitative factors to determine if it is more-likely-than-not that goodwill might be impaired whether it is necessary to perform the two-step goodwill impairment test required under current accounting standards. This guidance is effective for fiscal years beginning after December 15, 2011, and early adoption is permitted. The Company is currently evaluating this guidance, but does not expect the adoption will have a material effect on its consolidated financial statements.

In December 2011, the FASB issued ASU 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. The ASU requires new disclosures regarding the nature of an entity's rights of setoff and related arrangements associated with its financial instruments and derivative instruments. The new disclosures are designed to make GAAP financial statements more comparable to those prepared under International Financial Reporting Standards. The new disclosures entail presenting information about both gross and net exposures. The new disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods therein; retrospective application is required. The Company has not yet completed its evaluation of this ASU; however, since the provisions of ASU 2011-11 are disclosure-related, the Company's adoption of this ASU is not expected to have an impact to its financial condition or results of operations.

Restrictions On Cash And Due From Banks	12 Months Ended
Dec. 31, 2011
Restrictions On Cash And Due From Banks [Abstract]
Restrictions On Cash And Due From Banks

NOTE 2—RESTRICTIONS ON CASH AND DUE FROM BANKS

In return for services obtained through correspondent banks, the Corporation is required to maintain non-interest bearing cash balances in those correspondent banks. At December 31, 2011 and 2010, compensating balances approximated $1,866,000 and $1,607,000, respectively. During 2011 average required balances totaled $1,758,000 and during 2010 totaled $1,605,000.

Securities	12 Months Ended
Dec. 31, 2011
Securities [Abstract]
Securities

NOTE 3—SECURITIES

Amortized cost and fair value at December 31, 2011 and December 31, 2010 were as follows:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
SECURITIES AVAILABLE FOR SALE:
December 31, 2011:
U.S. agency securities	$5,496	$169	$—	$5,665
Mortgage-backed securities	63,647	1,680	(15)	65,312
Corporate securities	1,989	—	(217)	1,772
Equity securities	640	415	—	1,055

	$71,772	$2,264	$(232)	$73,804

December 31, 2010:
U.S. agency securities	$9,738	$180	$—	$9,918
Mortgage-backed securities	63,102	1,599	(41)	64,660
Equity securities	661	388	—	1,049

	$73,501	$2,167	$(41)	$75,627

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
SECURITIES HELD TO MATURITY:
December 31, 2011:
State and municipal securities	$34,972	$2,082	$(415)	$36,639

	$34,972	$2,082	$(415)	$36,639

December 31, 2010:
State and municipal securities	$31,872	$363	$(1,259)	$30,976

	$31,872	$363	$(1,259)	$30,976

The following table shows the Corporation's investments' gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2011 and December 31, 2010:

	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
December 31, 2011	(In Thousands)

SECURITIES AVAILABLE FOR SALE:
Corporate securities	$1,772	$217	$—	$—	$1,772	$217
Mortgage-backed securities	6,698	15	—	—	6,698	15

	8,470	232	—	—	8,470	232

SECURITIES HELD TO MATURITY:
State and municipal securities	1,045	19	3,185	396	4,230	415

Total	$9,515	$251	$3,185	$396	$12,700	$647

	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
December 31, 2010	(In Thousands)
SECURITIES AVAILABLE FOR SALE:
Mortgage-backed securities	$8,744	$41	$—	$—	$8,744	$41

	8,744	41	—	—	8,744	41

SECURITIES HELD TO MATURITY:
State and municipal securities	15,135	530	2,280	729	17,415	1,259

Total	$23,879	$571	$2,280	$729	$26,159	$1,300

At December 31, 2011, eight mortgage-backed securities have unrealized losses. The aggregate depreciation from the Corporation's amortized cost basis on these securities is 0.2%. In management's opinion, these unrealized losses relate to changes in interest rates. The Corporation's mortgage backed security portfolio consists of only government sponsored agencies, and contains no private label securities.

At December 31, 2011, nineteen state and municipal securities have unrealized losses with aggregate depreciation of 8.9% from the Corporation's amortized cost basis. In management's opinion, these unrealized losses relate primarily to changes in interest rates. In analyzing the issuer's financial condition, management considers the issuer's bond rating as well as the financial performance of the respective municipality.

At December 31, 2011, four corporate securities have unrealized losses with aggregate depreciation of 10.9% from the Corporation's amortized cost basis. In management's opinion, these unrealized losses relate primarily to changes in interest rates. In analyzing the issuer's financial condition, management considers the issuer's bond rating as well as the financial performance of the respective company.

In management's opinion none of the debt securities have declines in value that are deemed to be other than temporary.

            Gross realized gains and losses for the years ending December 31, 2011 and December 31, 2010 were as follows (in thousands):

	Gross Realized Gains	Gross Realized Losses	Net Gains (Losses)
December 31, 2011:
Equity securities	$8	$—	$8
Mortgage-backed securities	4	—	4

	$12	$—	$12

December 31, 2010:
Mortgage-backed securities	$182	$—	$182

	$182	$—	$182

Amortized cost and fair value at December 31, 2011 by contractual maturity are shown below. Municipal securities with prerefunded issues are included in the category in which payment is expected to occur. Expected maturities will differ from contractual maturities because issuers may have the right to call or prepay with or without penalties.

	Available for Sale		Held to Maturity
	Amortized Cost	Fair Value	Amortized Cost	Fair Value
	(In Thousands)
1 year or less	$1,000	$1,002	$—	$—
Over 1 year through 5 years	5,483	5,587	10,473	10,811
Over 5 years through 10 years	1,002	848	14,165	15,280
Over 10 years	—	—	10,334	10,548
Mortgage-backed securities	63,647	65,312	—	—
Equity securities	640	1,055	—	—

	$71,772	$73,804	$34,972	$36,639

At December 31, 2011 and 2010, securities with a carrying value of $36,653,000 and $46,840,000, respectively, were pledged as collateral as required by law on public deposits and for other purposes.

Loans	12 Months Ended
Dec. 31, 2011
Loans [Abstract]
Loans

NOTE 4—LOANS

Allowance for loan losses at December 31, 2011 and December 31, 2010 and loans receivable at December 31, 2011 and December 31, 2010 are as follows:

Allowance for Loan Losses:

	Commercial	Commercial Real Estate	Agricultural	Consumer	Residential Real Estate	Total
	(in Thousands)
December 31, 2010 Total Allowance for loan losses	$730	$630	$—	$92	$702	$2,154

Provision	96	452	398	(5)	41	982
Charge-offs	(18)	—	(27)	(4)	(24)	(73)
Recoveries	—	—	11	3	8	22

December 31, 2011 Total Allowance for loan losses	$808	$1,082	$382	$86	$727	$3,085

Ending balance for loans individually evaluated for impairment	$296	$670	$—	$—	$—	$966

Ending balance for loans collectively evaluated for impairment	$512	$412	$382	$86	$727	$2,119

Changes in the allowance for loan losses during 2010 were as follows:

2010
Balance, beginning	$2,830
Provision charged to operations	336
Recoveries on charged off loans	24
Loans charged off	(1,036)

Balance, ending	$2,154

Loans Receivable:

December 31, 2011		Commercial
	Commercial	Real Estate	Agricultural	Consumer	Residential	Total
	(in Thousands)
Individually evaluated for impairment	$296	$4,477	$469	$—	$—	$5,242

Collectively evaluated for impairment	45,956	39,234	37,191	6,036	117,353	245,770

Total loans	$46,252	$43,711	$37,660	$6,036	$117,353	$251,012

	$000,00	$000,00	$000,00	$000,00	$000,00	$000,00
December 31, 2010		Commercial
	Commercial	Real Estate	Agricultural	Consumer	Residential	Total
	(in Thousands)
Individually evaluated for impairment	$111	$186	$—	$—	$—	$297
Collectively evaluated for impairment	74,166	43,680	$—	6,655	113,798	238,299

Total loans	$74,277	$43,866	$—	$6,655	$113,798	$238,596

Analysis of credit quality indicators is as follows:

December 31, 2011	Commercial	Commercial Real Estate	Agricultural	Consumer	Residential	Total
	(in Thousands)
Pass	$45,330	$41,008	$34,865	$6,023	$115,838	$243,064
Special Mention	553	780	2,326	11	509	4,179
Substandard	73	1,285	469	2	1,006	2,835
Doubtful	296	638	—	—	—	934
Loss	—	—	—	—	—	—

Total	$46,252	$43,711	$37,660	$6,036	$117,353	$251,012

December 31, 2010	Commercial	Commercial Real Estate	Consumer	Residential	Total
	(in Thousands)
Pass	$71,419	$40,292	$6,644	$113,139	$231,494
Special Mention	2,104	1,169	—	—	3,273
Substandard	754	2,405	11	659	3,829
Doubtful	—	—	—	—	—
Loss	—	—	—	—	—

Total loans	$74,277	$43,866	$6,655	$113,798	$238,596

The following is a summary of impaired loans:

December 31, 2011	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
	(In Thousands)
With no specific allowance needed
Commercial	$—	$—	$—	$—	$—
Commercial real estate	—	—	—	—	—
Agricultural	469	469	—	472	31

With an allowance recorded
Commercial	296	296	296	267	11
Commercial real estate	4,477	4,477	670	4,492	212

Total
Commercial	296	296	296	267	11
Commercial real estate	4,477	4,477	670	4,492	212
Agricultural	469	469	—	472	31

Total	$5,242	$5,242	$966	$5,231	$254

December 31, 2010	Recorded	Unpaid Principal	Related	Average Recorded	Interest Income
	Investment	Balance	Allowance	Investment	Recognized
	(In Thousands)
With no specific allowance needed
Commercial	$93	$93	$—	$109	$8
Commercial real estate	105	105	—	110	6

With an allowance recorded
Commercial	18	18	11	19	1
Commercial real estate	81	81	4	81	6

Total
Commercial	111	111	11	128	9
Commercial real estate	186	186	4	191	12

Total	$297	$297	$15	$319	$21

Age analysis of past-due loans is as follows:

	Collectively	Collectively	Collectively	Collectively	Collectively	Collectively	Collectively	Collectively	Collectively
	30 – 59 Days Past Due	60 - 89 Days Past Due	> 90 Days Past Due	Total Past Due				>90 Days And Still Accruing	Nonaccruals
December 31, 2011					Current	Total Loans	Allowance For Collectively Impaired Loans
					(In Thousands)
Commercial	$121	$230	$7	$358	$45,894	$46,252	$—	$—	$7
Commercial Real Estate	133	130	34	297	43,414	43,711	—	—	100
Agricultural	177	—	—	177	37,483	37,660	—	—	—
Residential	831	249	101	1,181	116,172	117,353	—	—	528
Consumer	58	7	1	66	5,970	6,036	—	—	9

Total	$1,320	$616	$143	$2,079	$248,933	$251,012	$—	$—	$644

	30 – 59 Days Past Due	60 - 89 Days Past Due	> 90 Days Past Due	Total Past Due	Current	Total Loans	Allowance For Collectively Impaired Loans	>90 Days And Still Accruing	Nonaccruals
December 31, 2010
	(In Thousands)
Commercial	$136	$—	$—	$136	$74,141	$74,277	$—	$—	$111
Commercial Real Estate	—	—	—	—	43,866	43,866	—	—	239
Residential	539	109	208	856	112,942	113,798	—	—	649
Consumer	99	29	17	145	6,510	6,655	—	—	17

Total	$774	$138	$225	$1,137	$237,459	$238,596	$—	$—	$1,016

The following is a summary of Troubled Debt Restructurings:

	Twelve Months Ended December 31, 2011
	Number of contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
Troubled Debt Restructurings Commercial—Mortgage	2	4,484	4,484
Troubled Debt Restructurings that Subsequently Defaulted	—	—	—

No additional funds are committed to be advanced in connection with any loans whose terms have been modified in troubled debt restructurings.

The Corporation, in the ordinary course of business, has loan, deposit and other routine transactions with its officers, directors and principal shareholders and entities in which they have principal ownership. Loans are made to such customers at the same credit terms as other borrowers and do not represent more than the usual risk of collection. Changes during 2011 and 2010 in these related party loans were as follows (in thousands):

	2011	2010
	(In Thousands)
Balance, beginning	$788	$828
Advances	468	1,027
Repayments	(586)	(1,067)

Balance, ending	$670	$788

Premises And Equipment	12 Months Ended
Dec. 31, 2011
Premises And Equipment [Abstract]
Premises And Equipment

NOTE 5—PREMISES AND EQUIPMENT

Premises and equipment at December 31 were as follows:

Range of
Useful Lives	2011	2010
(in years)	(In Thousands)
Land	$1,250	$741
Buildings and improvements 7—39	8,992	7,631
Furniture, equipment and software 3—20	4,957	4,736

	15,199	13,108
Accumulated depreciation	(7,738)	(7,306)

Premises and equipment, net	$7,461	$5,802

Deposits	12 Months Ended
Dec. 31, 2011
Deposits [Abstract]
Deposits

NOTE 6—DEPOSITS

Deposits were comprised of the following as of December 31:

	2011	2010
	(In Thousands)
Non-interest bearing demand	$35,994	$31,910
Interest bearing demand	27,620	27,205
Savings	111,515	98,018
Time deposits less than $100,000	99,011	107,172
Time deposits greater than $100,000	56,409	53,544

Total	$330,549	$317,849

Scheduled maturities of time deposits at December 31, 2011 were as follows (in thousands):

2012	$41,003
2013	37,097
2014	17,461
2015	34,387
2016	25,472

Total	$155,420

The following table sets forth maturity information on time deposits of $100,000 or more as of December 31, 2011 (in thousands):

Three months or less	$3,051
Over three and through six months	2,840
Over six and through twelve months	5,435
Over twelve months	45,083

Total	$56,409

Total aggregate deposits of employees, officers, directors and related interests on December 31, 2011 was $7,825,000.

Borrowings	12 Months Ended
Dec. 31, 2011
Borrowings [Abstract]
Borrowings

NOTE 7—BORROWINGS

Short-term borrowings at December 31 were as follows:

	00000000	00000000
	2011	2010
	(In Thousands)
Amount outstanding at end of year:
Securities sold under agreements to repurchase	$2,685	$3,930
Federal funds purchased	—	—
Federal Home Loan Bank	—	—
Treasury tax and loan note	—	100

Total	$2,685	$4,030

Weighted average interest rate at end of year	1.33%	1.17%
Maximum amount outstanding at any end of month	$5,194	$4,455
Daily average amount outstanding	3,215	4,521
Approximate weighted average interest rate for the year	1.21%	1.15%

Securities sold under agreements to repurchase generally mature within one day from the transaction date. At December 31, 2011, securities with a carrying amount of $3,951,000 and a fair value of $3,965,000 were pledged as collateral for these agreements. At December 31, 2010, securities with a carrying amount of $5,180,000 and a fair value of $5,198,000 were pledged as collateral for these agreements. As of December 31, 2011, the interest rate on securities sold under agreements to repurchase was 1.33%. The securities underlying the agreements were under the Corporation's control.

Long-term borrowings at December 31 were as follows:

	2011	2010
	(In Thousands)
Convertible advances:
Maturing in 2011 with an initial fixed rate of 4.98%	$—	$1,000
Maturing in 2013 with an initial fixed rate of 3.11%	5,000	5,000
Maturing in 2017 with initial fixed rates ranging from 4.30% to 4.60%, with a weighted average rate of 4.45% at December 31, 2011 and 2010.	10,000	10,000

Total	$15,000	$16,000

Convertible advances allow the FHLB the periodic option to convert to a LIBOR adjustable-rate advance after the specified fixed rate period has elapsed. At December 31, 2011, the FHLB has the option to convert advances to rates that range from three month LIBOR plus 0.07% to 0.13%, of which $15 million is eligible for the conversion option, but not exercised by the FHLB, at December 31, 2011. Upon the FHLB's conversion option being exercised, the Bank has the option to repay the respective advance in full, without penalty.

The Corporation has a maximum borrowing capacity through the Federal Home Loan Bank of approximately $126,532,000, of which $111,532,000 was available at December 31, 2011. The borrowing capacity is collateralized by security agreements in certain residential real estate backed assets of the Corporation, including loans and investments.

The Corporation has issued $5,155,000 of floating rate junior subordinated deferrable interest debentures to a non-consolidated subsidiary trust, First Community Financial Capital Trust I (the Trust). The Corporation owns all of the common equity of the Trust. The debentures held by the trust are the sole assets of the trust.

The Trust issued $5,000,000 of mandatorily redeemable preferred securities to third-party investors. The Corporation's obligations under the debentures and related documents, taken together, constitute a full and unconditional guarantee by the Corporation of the Trust's obligations under the preferred securities. The junior subordinated debt securities pay interest quarterly at 3-month LIBOR plus 3.00% (3.40% at December 31, 2011). Pursuant to the debenture agreement, the Corporation can elect to defer payments of interest for up to 20 consecutive quarterly periods, provided there is no event of default as defined in the indenture. The Corporation has not deferred any quarterly interest payments through December 31, 2011. The preferred securities are redeemable quarterly by the Corporation at 100% of principal plus accrued interest on or after January 7, 2009. The preferred securities must be redeemed upon maturity of the debentures on January 7, 2034. The terms of the junior subordinated deferrable interest debentures match those of the preferred securities.

Operating Leases	12 Months Ended
Dec. 31, 2011
Operating Leases [Abstract]
Operating Leases

NOTE 8—OPERATING LEASES

The Corporation leases its Delaware office (Juniata County), Shermans Dale office, the loan production office in Lewistown and the land on which its East Waterford office was constructed. The Corporation has an option through 2014 to purchase the land, for a predetermined price of $125,000. The Corporation also receives rental income for leasing of available space at its West Perry and Loysville offices. Net lease expense was $12,000 in 2011 and $6,000 in 2010 after deducting rental expense of $64,000 and $64,000 respectively.

The following table represents the Corporation's contractual lease obligations to make future payments as of December 31, 2011 (in thousands):

	00000	00000	00000	00000	00000
	Less than 1 Year	1 - 3 Years	4 - 5 Years	Over 5 Years	Total
Total Operating Leases	$60	$49	$—	$—	$109

Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Income Taxes

NOTE 9—INCOME TAXES

The components of income tax expense for the years ended December 31, 2011 and 2010 are as follows:

	2011	2010
	(In Thousands)
Federal:
Current	$1,317	$816
Deferred	(222)	237

Total	$1,095	$1,053

Reconciliations of the statutory federal income tax at a rate of 34% to the income tax expense reported in the consolidated statements of income for the years ended December 31, 2011 and 2010 are as follows:

	Percentage of Income before Income Taxes
	2011	2010
Federal income tax at statutory rate	34.0%	34.0%
Tax-exempt income	(11.6)	(10.6)
Earnings on investment in life insurance	(1.5)	(1.2)

Total	20.9%	22.2%

Components of deferred tax assets and liabilities at December 31 were as follows:

	2011	2010
	(In Thousands)
Deferred tax assets:
Allowance for loan losses	$1,023	$694
Nonaccrual loans interest	4	5
Intangible assets	5	7
Retirement liabilities	576	537
State net operating loss carryforward	212	195

Gross deferred tax asset	1,820	1,438

Valuation allowance	(212)	(195)

	1,608	1,243

Deferred tax liabilities:
Accumulated depreciation	280	253
Available for sale securities	716	746
Other	131	15

	1,127	1,014

Net Deferred Tax Assets	$481	$229

The Corporation accounts for Income Taxes in accordance with income tax accounting guidance (FASB ASC 740, Income Taxes). The Corporation follows accounting guidance related to accounting for uncertainty in income taxes, which sets out a consistent framework to determine the appropriate level of tax reserves to maintain for uncertain tax positions.

The income tax accounting guidance results in two components of income tax expense: current and deferred. Current income tax expense reflects taxes to be paid or refunded for the current period by applying the provisions of the enacted tax law to the taxable income or excess of deductions over revenue. The Corporation determines deferred income taxes using the liability (or balance sheet) method. Under this method, the net deferred tax asset or liability is based on the tax effects of the differences between the book and tax bases of assets and liabilities, and enacted changes in tax rates and laws are recognized in the period in which they occur.

Deferred income tax expense results from changes in deferred tax assets and liabilities between periods. Deferred tax assets are reduced by a valuation allowance if, based on the weight of evidence available, it is more likely than not that some portion or all of a deferred tax asset will not be realized.

As of December 31, 2011, the Corporation has State net operating loss carryforwards of $2,117,000 that expire through the year 2031. Management does not believe that these net operating loss carryforwards will be utilized prior to their expiration, as they were incurred by the holding company with little revenue opportunities to offset the losses, and as such, a valuation allowance has been provided for them.

Uncertain tax positions are recognized if it is more likely than not, based on the technical merits, that the tax position will be sustained upon examination. The term "more likely than not" means a likelihood of more than 50 percent; the terms examined and upon examination also include resolution of the related appeals of litigation processes, if any. A tax position that meets the more-likely-than-not recognition threshold is initially and subsequently measured as the largest amount of tax benefit that has a greater than 50 percent likelihood of being sustained upon settlement with a taxing authority that has full knowledge of all relevant information. The determination of whether or not a tax position has met the more-likely-than-not recognition threshold considers the facts, circumstances, and information available at the reporting date and is subject to management's judgment.

The Corporation recognizes interest and penalties on income taxes as a component of income tax expense. Tax years subject to examination by tax authorities are the years ended December 31, 2010, 2009 and 2008.

Retirement Plans	12 Months Ended
Dec. 31, 2011
Retirement Plans [Abstract]
Retirement Plans

NOTE 10—RETIREMENT PLANS

The Corporation maintains a 401(k) plan for the benefit of eligible employees. Employer contributions include matching a portion of employee contributions and a discretionary contribution determined by the Corporation. Corporation contributions to the Plan were $187,000 and $172,000 for 2011 and 2010.

The Corporation maintains non-qualified compensation plans for selected employees (supplemental retirement) and directors (deferred fees). The estimated present value of future benefits is accrued over the period from the effective date of the agreements until the expected retirement dates of the individuals. Expenses include the following amounts for these non-qualified plans:

	00000	00000
	2011	2010
	(In Thousands)
Employee compensation	$80	$62
Director compensation	76	74

The balance accrued for these plans included in other liabilities as of December 31, 2011 and 2010 totaled $1,694,000 and $1,578,000.

To fund the benefits under these plans, the Corporation is the owner of single premium life insurance policies on participants in the non-qualified retirement plans. At December 31, 2011 and 2010, the cash value of these policies was $7,399,000 and $7,109,000.

Regulatory Matters And Shareholders' Equity	12 Months Ended
Dec. 31, 2011
Regulatory Matters And Shareholders' Equity [Abstract]
Regulatory Matters And Shareholders' Equity

NOTE 11—REGULATORY MATTERS AND SHAREHOLDERS' EQUITY

The Corporation and the Bank are subject to various regulatory capital requirements administered by the federal banking agencies. Failure to meet the minimum capital requirements can initiate certain mandatory and possibly additional discretionary actions by regulators that, if undertaken, could have a direct material effect on the Corporation's financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Corporation and the Bank must meet specific capital guidelines that involve quantitative measures of their assets, liabilities and certain off-balance sheet items as calculated under regulatory accounting practices. The capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings and other factors. Quantitative measures established by regulation to ensure capital adequacy require the Corporation and the Bank to maintain minimum amounts and ratios (set forth below) of Tier 1 capital to average assets and of Tier 1 and total capital (as defined in the regulations) to risk weighted assets. Management believes, as of December 31, 2011, that the Corporation and the Bank meet all capital adequacy requirements to which they are subject.

As of December 31, 2011, the most recent notification from the regulators categorized the Bank as "well capitalized" under the regulatory framework for prompt corrective action. There are no conditions or events since that notification that management believes have changed the Bank's category.

The actual and required capital amounts and ratios were as follows:

	Actual		For Capital Adequacy Purposes				To be Well Capitalized under Prompt Corrective Action Provisions
	Amount	Ratio	Amount		Ratio		Amount		Ratio
	(Dollars in Thousands)
CORPORATION:
As of December 31, 2011:
Tier 1 leverage ratio (to average assets)	$35,086	9.1%	$	³ 15,349	³	4.0%		N/A		N/A
Tier 1 risk-based capital ratio (to risk-weighted assets)	35,086	16.8	³	8,332	³	4.0		N/A		N/A
Total risk-based capital ratio (to risk-weighted assets)	37,884	18.2	³	16,663	³	8.0		N/A		N/A

As of December 31, 2010:
Tier 1 leverage ratio (to average assets)	$31,888	8.6%	$	³14,852	³	4.0%		N/A		N/A
Tier 1 risk-based capital ratio (to risk-weighted assets)	31,888	15.9	³	8,028	³	4.0		N/A		N/A
Total risk-based capital ratio (to risk-weighted assets)	34,321	17.1	³	16,056	³	8.0		N/A		N/A

BANK:
As of December 31, 2011:
Tier 1 leverage ratio (to average assets)	$34,329	9.0%	$	³ 15,325	³	4.0%	$	³ 19,157	³	5.0%
Tier 1 risk-based capital ratio (to risk-weighted assets)	34,329	16.5	³	8,304	³	4.0	³	12,455	³	6.0
Total risk-based capital ratio (to risk-weighted assets)	36,932	17.8	³	16,607	³	8.0	³	20,759	³	10.0

As of December 31, 2010:
Tier 1 leverage ratio (to average assets)	$31,104	8.4%	$	³14,823	³	4.0%	$	³18,529	³	5.0%
Tier 1 risk-based capital ratio (to risk-weighted assets)	31,104	15.6	³	7,998	³	4.0	³	11,997	³	6.0
Total risk-based capital ratio (to risk-weighted assets)	33,362	16.7	³	15,997	³	8.0	³	19,996	³	10.0

Certain restrictions exist regarding the ability of the Bank to transfer funds to the Corporation in the form of cash dividends, loans or advances. Regulatory approval is required if the total of all dividends declared by a national bank in any calendar year exceeds net profits (as defined) for that year combined with the retained net profits for the two preceding calendar years. At December 31, 2011, approximately $7,532,000 of undistributed earnings of the Bank, included in consolidated shareholders' equity, was available for distribution to the Corporation as dividends without prior regulatory approval.

In 2008 the Corporation implemented a dividend reinvestment and stock purchase plan. Holders of common stock may participate in the plan in which reinvested dividends and voluntary cash payments may be invested in additional common shares. The Corporation reserved 100,000 shares to be issued under this plan, of which 11,522 common shares have been issued pursuant to this plan.

On January 8, 2008, the Board of Directors of the Corporation authorized a stock repurchase program pursuant to which the Corporation is authorized to purchase up to 7.1% of its outstanding shares or 100,000 shares. Share repurchases will be made from time to time and may be effected through open market purchases, block trades, or in privately negotiated transactions. As of December 31, 2011, the Corporation has purchased 3,656 shares under this repurchase program.

Financial Instruments With Off Balance Sheet Risk	12 Months Ended
Dec. 31, 2011
Financial Instruments With Off Balance Sheet Risk [Abstract]
Financial Instruments With Off Balance Sheet Risk

NOTE 12—FINANCIAL INSTRUMENTS WITH OFF BALANCE SHEET RISK

The Corporation is a party to financial instruments with off balance sheet risk in the normal course of business to meet the financing needs of its customers. These financial instruments consist primarily of commitments to extend credit (typically mortgages and commercial loans) and, to a lesser extent, standby letters of credit. These instruments involve, to varying degrees, elements of credit and interest rate risk in excess of the amount recognized on the balance sheet. The Corporation's exposure to credit loss in the event of nonperformance by the other party to the financial instrument for commitments to extend credit and standby letters of credit is represented by the contractual amount of those instruments. The Corporation uses the same credit policies in making commitments and conditional obligations as it does for on balance sheet instruments. The Corporation does not anticipate any material losses from these commitments.

Commitments to extend credit are agreements to lend to a customer as long as there is no violation of any condition established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a fee. Since many of the commitments are expected to expire without being drawn upon, the total commitment amounts do not necessarily represent future cash requirements. The Corporation evaluates each customer's creditworthiness on a case-by-case basis. The amount of collateral obtained, if deemed necessary by the Corporation upon extensions of credit, is based on management's credit evaluation of the customer. Collateral held varies but may include accounts receivable, inventory, property and equipment and income-producing commercial properties. On loans secured by real estate, the Corporation generally requires loan to value ratios of no greater than 80%.

Standby letters of credit are conditional commitments issued by the Corporation to guarantee the performance of a customer to a third party. Those guarantees are primarily issued to support public and private borrowing arrangements and similar transactions. The terms of the letters of credit vary and may have renewal features. The credit risk involved in using letters of credit is essentially the same as that involved in extending loans to customers. The Corporation holds collateral supporting those commitments for which collateral is deemed necessary. Management believes that the proceeds obtained through a liquidation of such collateral would be sufficient to cover the maximum potential amount of future payments required under the corresponding guarantees. The current amount of the liability as of December 31, 2011 and 2010 for guarantees under standby letters of credit issued is not material.

The Corporation has not been required to perform on any financial guarantees, and has not incurred any losses on its commitments, during the past two years.

A summary of the Corporation's commitments at December 31 were as follows:

	2011	2010
	(In Thousands)
Commitments to extend credit	$33,309	$30,645
Standby letters of credit	$110	$175

Fair Value Of Financial Instruments	12 Months Ended
Dec. 31, 2011
Fair Value Of Financial Instruments [Abstract]
Fair Value Of Financial Instruments

NOTE 13—FAIR VALUE OF FINANCIAL INSTRUMENTS

Management uses its best judgment in estimating the fair value of the Corporation's consolidated financial instruments; however, there are inherent weaknesses in any estimation technique. Therefore, for substantially all financial instruments, the fair value estimates herein are not necessarily indicative of the amounts the Bank could have realized in a sales transaction on the dates indicated. The estimated fair value amounts have been measured as of their respective period-ends and have not been re-evaluated or updated for purposes of these financial statements subsequent to those respective dates. As such, the estimated fair values of these financial instruments subsequent to the respective reporting dates may be different than the amounts reported at each period-end.

ASC Topic 820, Fair Value Measurements and Disclosure, which defines fair value, establishes a framework for measuring fair value under GAAP, expands disclosures about fair value measurements, and applies to other accounting pronouncements that require or permit fair value measurements. The Bank adopted Fair Value Measurements effective for its fiscal year beginning January 1, 2008.

Fair value measurement and disclosure guidance, defines fair value as the price that would be received to sell the asset or transfer the liability in an orderly transaction (that is, not a forced liquidation or distressed sale) between market participants at the measurement date under current market conditions. Additional guidance is provided on determining when the volume and level of activity for the asset or liability has significantly decreased. The Topic also includes guidance on identifying circumstances when a transaction may not be considered orderly.

Fair value measurement and disclosure provides a list of factors that a reporting entity should evaluate to determine whether there has been a significant decrease in the volume and level of activity for the asset or liability in relation to normal market activity for the asset or liability. When the reporting entity concludes there has been a significant decrease in the volume and level of activity for the asset or liability, further analysis of the information from that market is needed and significant adjustments to the related prices may be necessary to estimate fair value in accordance with fair value measurement and disclosure guidance.

ASC Topic 820 clarifies that when there has been a significant decrease in the volume and level of activity for the asset or liability, some transactions may not be orderly. In those situations, the entity must evaluate the weight of the evidence to determine whether the transaction is orderly. This Topic provides a list of circumstances that may indicate that a transaction is not orderly. A transaction price that is not associated with an orderly transaction is given little, if any, weight when estimating fair value.

Fair value measurement and disclosure establishes a fair value hierarchy that prioritizes the inputs to valuation methods used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Level 1: Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.

Level 2: Quoted prices in markets that are not active, or inputs that are observable either directly or indirectly, for substantially the full term of the asset or liability.

Level 3: Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (i.e., supported with little or no market activity).

An asset's or liability's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

The following describes the valuation techniques used by the Corporation to measure certain financial assets and liabilities recorded at fair value on a recurring basis in the financial statements:

Securities available for sale: Securities available for sale are recorded at fair value on a recurring basis. Fair value measurement is based upon quoted market prices, when available (Level 1). If quoted market prices are not available, fair values are measured utilizing independent valuation techniques of identical or similar securities for which significant assumptions are derived primarily from or corroborated by observable market data. Third party vendors compile prices from various sources and may determine the fair value of identical or similar securities by using pricing models that consider observable market data (Level 2). For certain securities which are not traded in active markets or are subject to transfer restrictions, valuations are adjusted to reflect illiquidity and/or transferability, and such adjustments are generally based on available market evidence (Level 3).

For financial assets measured at fair value on a recurring basis, the fair value measurements by level within the fair value hierarchy used at December 31, 2011 and 2010 are as follows (in thousands):

Description	December 31, 2011	(Level 1) Quoted Prices in Active Markets for Identical Assets	(Level 2) Significant Other Observable Inputs	(Level 3) Significant Unobservable Inputs
U. S. agency securities	$5,665	$—	$5,665	$—
Mortgage-backed securities	65,312	—	65,312	—
Corporate securities	1,772		1,772
Equity securities	1,055	460	—	595

Securities available for sale	$73,804	$460	$72,749	$595

Description	December 31, 2010	(Level 1) Quoted Prices in Active Markets for Identical Assets	(Level 2) Significant Other Observable Inputs	(Level 3) Significant Unobservable Inputs
U. S. agency securities	$9,918	$—	9,918	$—
Mortgage-backed securities	64,660	—	64,660	—
Equity securities	1,049	460	—	589

Securities available for sale	$75,627	$460	$74,578	$589

The table below presents a reconciliation and income statement of gains and losses for available for sale securities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the periods ending December 31, 2011 and December 31, 2010.

	2011	2010
Fair Value, beginning of year	$589	$508
Total gains (losses) included in other comprehensive income	6	81
Purchases	—	—

Fair Value, end of year	$595	$589

The following describes the valuation techniques used by the Corporation to measure certain financial assets recorded at fair value on a nonrecurring basis in the financial statements:

Impaired Loans: Loans are designated as impaired when, in the judgment of management based on current information and events, it is probable that all amounts due according to the contractual terms of the loan agreement will not be collected. The measurement of loss associated with impaired loans can be based on either the observable market price of the loan or the fair value of the collateral. Fair value is measured based on the value of the collateral securing the loans. Collateral may be in the form of real estate or business assets including equipment, inventory, and accounts receivable. The value of real estate collateral is determined utilizing an income or market valuation approach based on an appraisal conducted by an independent, licensed appraiser outside of the Corporation using observable market data (Level 2). However, if the collateral is a house or building in the process of construction or if an appraisal of the real estate property is over two years old, then the fair value is considered Level 3. The value of business equipment is based upon an outside appraisal if deemed significant, or the net book value on the applicable business' financial statements if not considered significant using observable market data. Likewise, values for inventory and accounts receivables collateral are based on financial statement balances or aging reports (Level 3). Impaired loans allocated to the Allowance for Loan Losses are measured at fair value on a non-recurring basis. Any fair value adjustments are recorded in the period incurred as provision for loan losses on the Consolidated Statements of Income.

Certain assets such as real estate owned are measured at fair value less the cost to sell. Management believes that the fair value component in its valuation follows the provisions of ASC 820.

Assets measured at fair value on a non-recurring basis at December 31, 2011 and 2010 are summarized below:

Description	December 31, 2011	(Level 1) Quoted Prices in Active Markets for Identical Assets	(Level 2) Significant Other Observable Inputs	(Level 3) Significant Unobservable Inputs

Impaired loans	$4,276	$—	$—	$4,276
Foreclosed real estate	358	—	—	358

Description	December 31, 2010	(Level 1) Quoted Prices in Active Markets for Identical Assets	(Level 2) Significant Other Observable Inputs	(Level 3) Significant Unobservable Inputs
Impaired loans	$84	$—	$—	$84
Foreclosed real estate	133	—	—	133

Total impaired loans, which are measured for impairment using the fair value of the collateral for collateral-dependent loans, had a carrying amount of $5,242,000 and $99,000, net of the valuation allowances of $966,000 and $15,000 as of December 30, 2011 and December 31, 2010, respectively. This resulted in additional provision for loan losses of $803,000 for the period ending December 31, 2011 and $0 for the period ending December 31, 2010.

ASC Topic 825, Financial Instruments, requires disclosures about fair value of financial instruments for interim reporting periods of publicly traded companies as well as in annual financial statements.

The following information should not be interpreted as an estimate of the fair value of the entire Corporation since a fair value calculation is only provided for a limited portion of the Corporation's assets and liabilities. Due to a wide range of valuation techniques and the degree of subjectivity used in making the estimates, comparisons between the Corporation's disclosures and those of other companies may not be meaningful. The following methods and assumptions were used to estimate the fair values of the Corporation's financial instruments at December 31, 2011 and December 31, 2010.

Cash and cash equivalents:

The carrying amounts reported in the balance sheet for cash and short-term instruments approximate those assets' fair values.

Time certificates of deposit:

The carrying amount of time certificates of deposit approximate their fair value.

Securities:

For securities and marketable equity securities held for investment purposes, fair values are based on quoted market prices or dealer quotes. For other securities held as investments, fair value equals quoted market price, if available. If a quoted market price is not available, fair values are based on quoted market prices for similar securities. For securities which are not traded in active markets or are subject to transfer restrictions, valuations are generally based on available market evidence.

Loans receivable:

For variable rate loans that reprice frequently and with no significant change in credit risk, fair values are based on carrying values. The fair values of fixed rate loans are estimated using discounted cash flow analyses, using interest rates currently being offered in the market for loans with similar terms to borrowers of similar credit quality. Fair values for nonperforming loans are estimated using discounted cash flow analyses or underlying collateral values, where applicable.

Restricted investment in bank stock:

The carrying amount of restricted investment in bank stock approximates fair value.

Accrued interest receivable and payable:

The carrying amount of accrued interest receivable and accrued interest payable approximates its fair value.

Deposit liabilities:

The fair values disclosed for demand deposits (e.g., interest and non-interest checking, passbook savings and money market accounts) are, by definition, equal to the amount payable on demand at the reporting date (i.e., their carrying amounts). Fair values for fixed-rate certificates of deposit are estimated using a discounted cash flow calculation that applies interest rates currently being offered in the market on certificates to a schedule of aggregated expected monthly maturities on time deposits.

Short-term borrowings:

The carrying amounts of short-term borrowings approximate their fair values.

Long-term debt:

Fair values of long-term debt are estimated using discounted cash flow analysis, based on rates currently available to the Corporation for advances from the FHLB with similar terms and remaining maturities.

Junior Subordinated debt:

Fair values of junior subordinated debt are estimated using discounted cash flow analysis, based on rates currently offered on such debt, with similar terms and remaining maturities. As the Corporation has the ability to redeem the junior subordinated debt at any time, the fair value approximates its carrying value.

Off-balance sheet financial instruments:

Fair values for the Corporation's off-balance sheet financial instruments (lending commitments and letters of credit) are based on fees currently charged to enter into similar agreements, taking into account, the remaining terms of the agreements and the counterparties' credit standing.

The estimated fair values of the Corporation's financial instruments were as follows at December 31, 2011 and 2010.

	2011		2010
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
	(In Thousands)
Financial assets:
Cash and cash equivalents	$9,938	$9,938	$10,554	$10,554
Time certificates of deposit	198	198	198	198
Investment securities:
Available for sale	73,804	73,804	75,627	75,627
Held to maturity	34,972	36,639	31,872	30,976
Loans, less allowance for loan losses	247,703	250,707	236,231	237,323
Accrued interest receivable	1,417	1,417	1,337	1,337
Restricted investment in bank stocks	2,121	2,121	2,541	2,541

Total financial assets	$370,153	$374,824	$358,360	$358,556

Financial liabilities:
Deposits	$330,549	$335,041	$317,849	$322,934
Short-term borrowings	2,685	2,685	4,030	4,030
Long-term debt	15,000	16,799	16,000	17,561
Junior subordinated debt	5,155	5,155	5,155	5,155
Accrued interest payable	298	298	329	329

Total financial liabilities	$353,687	$359,978	$343,363	$350,009

Off-balance sheet financial instruments	—	—	—	—

Contingencies	12 Months Ended
Dec. 31, 2011
Contingencies [Abstract]
Contingencies

NOTE 14—CONTINGENCIES

The Corporation is subject to claims and lawsuits which arise primarily in the ordinary course of business. Based on information presently available and advice received from legal counsel representing the Corporation in connection with any such claims and lawsuits, it is the opinion of management that the disposition or ultimate determination of any such claims and lawsuits will not have a material adverse effect on the consolidated financial position, consolidated results of operations or liquidity of the Corporation.

Condensed Financial Information For Parent Company Only	12 Months Ended
Dec. 31, 2011
Condensed Financial Information For Parent Company Only [Abstract]
Condensed Financial Information For Parent Company Only

NOTE 15—CONDENSED FINANCIAL INFORMATION FOR PARENT COMPANY ONLY

BALANCE SHEETS

	December 31,
	2011	2010
	(In Thousands)
ASSETS
Cash	$128	$117
Investment in bank subsidiary	35,431	32,265
Investment in unconsolidated subsidiary trust	155	155
Securities available for sale	1,055	1,049
Other assets	31	46

Total Assets	$36,800	$33,632

LIABILITIES AND SHAREHOLDERS' EQUITY

Liabilities	$207	$195
Junior subordinated debt	5,155	5,155
Shareholders' equity	31,438	28,282

Total Liabilities and Shareholders' Equity	$36,800	$33,632

STATEMENTS OF INCOME

	Years Ended December 31,
	2011	2010
	(In Thousands)
Dividends from bank subsidiary	$1,055	$996
Other dividends	42	42
Realized gains on sales of securities	8	—

	1,105	1,038
Expenses	206	193

	899	845
Equity in undistributed earnings in bank subsidiary	3,247	2,841

Net Income	$4,146	$3,686

STATEMENTS OF CASH FLOWS

	Years Ended December 31,
	2011	2010
	(In Thousands)

CASH FLOWS FROM OPERATING ACTIVITIES

Net income	$4,146	$3,686
Equity in undistributed earnings of bank subsidiary	(3,247)	(2,841)
Realized gains on sales of securities	(8)	—
Decrease in other assets	15	15
Increase in other liabilities	2	1

Net Cash Provided by Operating Activities	908	861

CASH FLOWS FROM INVESTING ACTIVITIES

Purchase of securities available for sale	—	—
Proceed from sales of securities	29	—

Net Cash Available from (Used in) Investing Activities	29	—

CASH FLOWS FROM FINANCING ACTIVITIES

Proceeds from issuance of common stock	128	80
Acquisition of treasury stock	—	—
Cash dividends paid	(1,054)	(946)

Net Cash Used in Financing Activities	(926)	(866)

Net Increase (Decrease) in Cash	11	(5)

CASH—BEGINNING	117	122

CASH—ENDING	$128	$117

Quarterly Financial Data	12 Months Ended
Dec. 31, 2011
Quarterly Financial Data [Abstract]
Quarterly Financial Data

NOTE 16—QUARTERLY FINANCIAL DATA (UNAUDITED)

The following represents summarized unaudited quarterly financial data of the Corporation which in the opinion of management, reflects adjustments (comprising only normal recurring accruals) necessary for fair presentation:

	Three Months Ended
	December 31	September 30	June 30	March 31
	(In Thousands, Except per Share Amounts)
2011:
Interest income	$4,657	$4,651	$4,547	$4,536
Interest expense	1,383	1,393	1,505	1,533
Net interest income	3,274	3,258	3,042	3,003
Provision for loan losses	528	303	127	24
Provision for income taxes	234	290	319	252
Net income	974	1,090	1,092	990
Net income per share, basic	0.68	0.78	0.78	0.71
2010:
Interest income	$4,638	$4,583	$4,555	$4,405
Interest expense	1,587	1,605	1,728	1,909
Net interest income	3,051	2,978	2,827	2,496
Provision for loan losses	133	89	94	20
Provision for income taxes	312	307	227	207
Net income	1,054	1,000	840	792
Net income per share, basic	0.75	0.71	0.60	0.57